Note 20 - Segment Financial Information	12 Months Ended
Dec. 31, 2011
SEGMENT FINANCIAL INFORMATION
Segment Reporting Disclosure [Text Block]

20.    SEGMENT FINANCIAL INFORMATION

Description of Products by Segment

In accordance with ASC 280, “Segment Reporting”, the Group chief operating decision maker has been identified as the chief operating officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. According to the management approach, the Company currently operates in three operating segments: (1) manufacturing of wire and cable products (“Manufactured products”), (2) distribution of copper and cable products manufactured by PEWC (“Distributed products”) and (3) sales, delivery and installation of wires and cables (“SDI”).

            Measurement of Segment Profit or Loss and Segment Assets

            The Company evaluates performance and allocates resources based on profit or loss from operations before interest, gains and losses on the Company’s investment portfolio, and income taxes. The accounting policies of the reportable segments, including transactions entered between reportable segments, are the same as those described in the summary of significant accounting policies.

	Year ended December 31,
	2009	2010	2011

Revenues

Revenues from external customers:
Manufactured products	$ 264,128	$ 396,059	$ 429,474
Distributed products	28,102	26,935	25,500
Supply, delivery and installation of wires and cables	34,008	23,600	16,972

Total revenues from external customers	$ 326,238	$ 446,594	$ 471,946

Intersegment revenues:
Manufactured products	$ 12,235	$ 3,143	$ 3,283
Distributed products	-	9,898	13,960

Total intersegment revenues	$ 12,235	$ 13,041	$ 17,243

Total segment revenues	$ 338,473	$ 459,635	$ 489,189

Reconciling item
Elimination of intersegment revenues	(12,235)	(13,041)	(17,243)

Total revenues	$ 326,238	$ 446,594	$ 471,946

	Year ended December 31,
	2009	2010	2011

Segment profit (loss)
Manufactured products	$ 14,288	$ 53,429	$ 42,876
Distributed products	1,517	1,378	2,955
Supply, delivery and installation of wires and cables	889	242	57
Inventory impairment	23,949	1,974	(1,993)

Total segment profit	$ 40,643	$ 57,023	$ 43,895

Reconciling items
Corporate and other expenses	(24,228)	(28,371)	(42,079)
Exchange gain (loss)	507	3,041	(1,346)
Interest income	458	492	1,409
Interest expense	(1,597)	(1,364)	(2,217)
Share of net loss of equity investees	(40)	(21)	(58)
Gain on liquidation of subsidiary	568	-	-
Other income	2,111	1,032	1,032

Income from continuing operations before income taxes	$ 18,422	$ 31,832	$ 636

Segment assets
Manufactured products	$ 280,179	$ 374,634	$ 326,960
Distributed products	6,363	8,195	4,369
Supply, delivery and installation of wires and cables	864	359	357

Total segment assets	$ 287,406	$ 383,188	$ 331,686

Reconciling items
Corporate and other assets	5,383	493	1,168
Investment in equity investee companies	3,263	3,242	4,435

Total assets	$ 296,052	$ 386,923	$ 337,289

Expenditures for additions to long-lived assets
Manufactured products	$ 3,260	$ 3,650	$ 8,775
Distributed products	-	-	-
Supply, delivery and installation of wires and cables	-	-	-
Corporate	-	3	113

Total expenditure for additions to long-lived assets	$ 3,260	$ 3,653	$ 8,888

	Year ended December 31,
	2009	2010	2011

Depreciation expenses
Manufactured products	$ (8,165)	$ (6,474)	$ (6,014)
Distributed products	-	-	-
Supply, delivery and installation of wires and cables	-	-	-
Corporate	(14)	(14)	(52)

Depreciation expenses of continuing operations	$ (8,179)	$ (6,488)	$ (6,066)
Depreciation expenses of discontinued operations	(762)	(369)	(396)
Total depreciation expenses	(8,941)	(6,857)	(6,462)

Impairment loss of long-lived assets and goodwill
Manufactured products	$ -	$ -	$ (8,816)
Distributed products	-	-	-
Supply, delivery and installation of wires and cables	-	-	-
Corporate	(77)	-	-

Total impairment loss	$ (77)	$ -	$ (8,816)

Interest income
Manufactured products	$ 408	$ 454	$ 1,305
Distributed products	21	27	81
Supply, delivery and installation of wires and cables	29	11	3
Corporate	-	-	20

Total interest income of continuing operations	$ 458	$ 492	$ 1,409

Interest expense
Manufactured products	$ (1,414)	$ (1,203)	$ (2,050)
Distributed products	(59)	(73)	(88)
Supply, delivery and installation of wires and cables	(87)	(39)	(39)
Corporate	(37)	(49)	(40)

Total interest expense of continuing operations and discontinuing operations	$ (1,597)	$ (1,364)	$ (2,217)

Share of net loss of equity investees
Manufactured products	$ -	$ -	$ -
Distributed products	-	-	-
Supply, delivery and installation of wires and cables	-	-	-
Corporate	(40)	(21)	(58)

Total share of net loss of equity investees	$ (40)	$ (21)	$ (58)

            There is no sales of 10% or more of the total revenue to a single customer for 2010 and 2011. In 2009, sale to SP Powerassets Ltd. exceeded 10% of total revenue, which included sales of manufactured products, distributed products, and sales, delivery and installation of wires and cables, are as follows:

2009

Manufactured products	$ 10,398
Distributed products	22,746
Supply, delivery and installation of wires and cables	32,806
$ 65,950

Geographic Area Data

            Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	Year ended December 31,
	2009	2010	2011

Revenues from external customers
Continuing operations
Thailand	$ 96,799	$ 165,191	$ 176,011
Singapore	94,782	70,154	86,474
Australia	34,574	46,288	61,457
The People’s Republic of China	90,768	146,529	138,970
Vietnam	4,550	9,752	5,106
Others (Southeast Asia)	4,765	8,680	3,928
	$ 326,238	$ 446,594	$ 471,946
Revenue from discontinued operations	$ 35,993	$ 22,736	$ 30,210

Long-lived assets by the country of domicile are summarized as follow:
Long-lived assets by area:
Thailand	$ 28,002	$ 27,926	$ 19,894
Singapore	8,069	8,987	10,339
Australia	3,515	3,520	6,119
The People’s Republic of China	12,837	12,261	6,500
Others	18	8	62
Total long-lived assets	$ 52,441	$ 52,702	$ 42,914